FAIR VALUE	3 Months Ended
Nov. 30, 2012
FAIR VALUE [Abstract]
FAIR VALUE
NOTE 3 - FAIR VALUE:

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:     Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:     Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of November 30, 2012 the assets or liabilities measured at fair value comprise of available for sale securities (level 1).

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Available-for-sale securities are reported at fair value with unrealized gains and losses, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of comprehensive loss as an impairment charge and are included in the consolidated statement of comprehensive loss under impairment of available-for-sale securities.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost, and the Company's ability and intent to hold the investment. Realized gains and losses on sales of the securities are included in the consolidated statement of comprehensive loss as financial income or expenses.

Marketable securities consist wholly of equity securities of D.N.A Biomedical Solutions Ltd. ("D.N.A"), which were received in March 2011 as part of the consideration for selling the Company's equity method investee Entera, and in October 2012, as an option to purchase ordinary shares of D.N.A with no additional costs in exchange for the Company's common stock (the "D.N.A Option"). Those securities are classified as available-for-sale and are recorded at fair value.

The shares received on March 2011 are traded on the Tel Aviv Stock Exchange ("TASE") and have a quoted price. The fair value of those securities is measured at the quoted prices of the securities in an active market on the measurement date.

The D.N.A shares that will be received upon realizing the D.N.A Option will be restricted for a period of 6 months from realization date according to TASE policy with regards to private placements. The fair value of the D.N.A Option is measured based on the quoted prices of the otherwise identical unrestricted securities, adjusted for the effect of the restriction by applying a proper discount. The discount was determined with reference to other similar restricted instruments. The discount will be decreased over the restriction period.  As a result, the fair value of the D.N.A. Option at the closing date and as of November 30, 2012, reflects a discount of 8% on the quoted D.N.A share  price, based on similar transactions involving restricted shares of pharmaceutical companies under TASE lock-up rules.

Transfers in and/or out of Level 3 are recognized in the beginning of the reporting period.

Financial assets carried at fair value as of November 30, 2012 and August 31, 2012 are classified in the tables below in one of the three categories described above:

	Level 1	Level 3	Total
Marketable securities:
November 30, 2012	$317,657	$747,151	$1,064,808
August 31, 2012	$200,311	-	$200,311

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs:

Three months ended
November, 30
2012
Unaudited
Carrying value at the beginning of the period	$-
Additions	628,630
Changes in fair value	118,521
Carrying value at the end of the period	$747,151

As to financial liabilities carried at fair value, see note 5.